Provisions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) yr	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of provision matrix [line items]
Decommissioning liability, inflation factor rate	2.00%	2.00%
Decommissioning liability, credit-adjusted rate	8.00%	10.00%
Decommissioning liability, expected useful life | yr	50
Decommissioning liability	$ 107.2	$ 115.7	$ 172.6
Decommissioning liability on undiscounted uninflated basis [member]
Disclosure of provision matrix [line items]
Decommissioning liability	$ 324.0	$ 357.0